Long-Term Debt and Other Financial Liabilities, Fourth JDH Loan (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loan Agreement [Abstract]
Repayment of long-term debt		$ 89,698	$ 132,058	$ 52,514
Fourth JDH Loan [Member]
Loan Agreement [Abstract]
Accrued and unpaid interest				$ 454
Repayment of long-term debt	$ 6,000
Unamortized debt discounts written off	$ 113